SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 97.77%
Communication Services — 3.49%
33,227	Gray Television, Inc.	$561,204
4,690	Nexstar Media Group, Inc., Class A	763,907
		1,325,111
Consumer Discretionary — 10.01%
22,710	Dana, Inc.	319,530
17,800	G-III Apparel Group Ltd.*	360,094
3,060	Group 1 Automotive, Inc.	519,588
7,510	Malibu Boats, Inc., Class A*	395,852
4,440	Oxford Industries, Inc.	394,006
7,290	Patrick Industries, Inc.	377,914
21,770	Ruth’s Hospitality Group, Inc.	353,980
12,995	Steven Madden Ltd.	418,569
14,490	Taylor Morrison Home Corp.*	338,486
45,814	Tilly’s, Inc., Class A	321,614
		3,799,633
Consumer Staples — 2.61%
25,180	Hostess Brands, Inc.*	534,068
6,260	John B Sanfilippo & Son, Inc.	453,787
		987,855
Energy — 8.62%
28,600	Delek US Holdings, Inc.*	739,024
50,700	Magnolia Oil & Gas Corp., Class A	1,064,193
32,930	Par Pacific Holdings, Inc.*	513,379
15,480	PDC Energy, Inc.	953,723
		3,270,319
Financials — 23.74%
3,730	American Financial Group, Inc.	517,761
9,680	Amerisafe, Inc.	503,457
41,430	Columbia Banking System, Inc.	1,186,969
38,632	Compass Diversified Holdings	827,497
9,180	Independent Bank Group, Inc.	623,414
30,017	Mercantile Bank Corp.	959,043
13,725	Pacific Premier Bancorp, Inc.	401,319
8,060	Pinnacle Financial Partners, Inc.	582,819
4,080	Reinsurance Group of America, Inc.	478,543
6,030	Stock Yards Bancorp, Inc.	360,715
12,370	TriCo Bancshares	564,567
21,360	United Community Banks, Inc.	644,858
27,290	Veritex Holdings, Inc.	798,505
13,950	WSFS Financial Corp.	559,256
		9,008,723

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Health Care — 6.36%
9,430	Globus Medical, Inc., Class A*	$529,400
25,109	Inotiv, Inc.*	241,046
17,370	Lantheus Holdings, Inc.*	1,146,941
4,370	Omnicell, Inc.*	497,088
		2,414,475
Industrials — 16.55%
138,918	ACCO Brands Corp.	907,135
9,215	Atkore, Inc.*	764,937
10,520	Barrett Business Services, Inc.	766,592
12,914	Builders FirstSource, Inc.*	693,482
22,920	Columbus McKinnon Corp.	650,240
16,646	Ducommun, Inc.*	716,444
17,968	Greenbrier Cos., Inc. (The)	646,668
20,180	Insteel Industries, Inc.	679,461
3,910	NV5 Global, Inc.*	456,453
		6,281,412
Information Technology — 7.93%
16,480	Cohu, Inc.*	457,320
3,770	MKS Instruments, Inc.	386,915
14,253	Model N, Inc.*	364,592
1,980	Novanta, Inc.*	240,115
7,750	Onto Innovation, Inc.*	540,485
12,550	Super Micro Computer, Inc.*	506,392
38,760	Viavi Solutions, Inc.*	512,795
		3,008,614
Materials — 4.71%
4,040	Kaiser Aluminum Corp.	319,524
15,359	Koppers Holdings, Inc.	347,728
5,750	Materion Corp.	423,947
4,090	Reliance Steel & Aluminum Co.	694,727
		1,785,926
Real Estate — 10.83%
75,740	Braemar Hotels & Resorts, Inc., REIT	324,925
12,749	Community Healthcare Trust, Inc., REIT	461,641
6,940	CubeSmart, REIT	296,477
88,900	DiamondRock Hospitality Co., REIT*	729,869
2,790	EastGroup Properties, Inc., REIT	430,581
8,504	National Storage Affiliates Trust, REIT	425,795
70,580	RLJ Lodging Trust, REIT	778,497
9,980	STAG Industrial, Inc., REIT	308,182
20,081	UMH Properties, Inc., REIT	354,631
		4,110,598

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Utilities — 2.92%
12,720	Southwest Gas Holdings, Inc.	$1,107,658

Total Common Stocks		37,100,324
(Cost $41,490,486)
Exchange Traded Funds — 0.61%
1,700	iShares Russell 2000 Value ETF	231,455

Total Exchange Traded Funds		231,455
(Cost $243,993)
Investment Company — 1.64%
623,569	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	623,569

Total Investment Company		623,569
(Cost $623,569)

Total Investments		$37,955,348
(Cost $42,358,048) — 100.02%
Liabilities in excess of other assets — (0.02)%		(7,529)
NET ASSETS — 100.00%		$37,947,819

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3